Income Taxes (Details) - Schedule of Deferred Tax Liability and Deferred Tax Asset - USD ($)	12 Months Ended
	Jan. 31, 2024	Jan. 31, 2023
Schedule of Deferred Tax Liability and Deferred Tax Asset [Abstract]
Net operating loss carryforward	$ (3,312,698)	$ (2,316,748)
Stock issued for services	(1,455,848)	(1,299,882)
Intangible impairment expense	(1,051,714)	(1,051,714)
Valuation allowance	5,820,260	4,668,344
Net deferred taxes